INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE K - INCOME TAXES

The components of income tax expense are as follows:

	Years Ended December 31,
	2012	2011
Current:
Federal	$1,000,418	$255,955
State	213,309	47,199
Deferred (benefit)	(136,348)	163,746
	$1,077,379	$466,900

The Company's income tax expense differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2012		2011
	Amount	%	Amount	%

Income taxes at statutory rate	$1,742,890	34%	$1,135,035	34%
Tax-exempt income	(745,595)	(15)%	(559,078)	(17)%
Nondeductible expenses	233,006	5%	92,339	3%
State income tax, net of federal tax effect	92,156	2%	52,788	2%
Tax credits	(295,800)	(6)%	(12,325)	-
Other, net	50,722	1%	(241,859)	(8)%
	$1,077,379	21%	$466,900	14%

The components of deferred income taxes included in the consolidated financial statements were as follows:

	December 31,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$1,489,546	$1,330,959
Net operating loss carryover	652,061	729,798
Other	870,831	603,039
	3,012,438	2,663,796
Deferred tax liabilities:
Securities	(89,426)	(97,744)
Premises and equipment	(986,689)	(927,939)
Unrealized gain on available-for-sale securities	(1,309,633)	(281,889)
Core deposit intangible	(58,358)	(114,072)
Goodwill	(281,036)	(63,460)

	(2,725,142)	(1,485,104)

Net deferred tax asset, included in other assets	$287,296	$1,178,692

With the acquisition of Wiggins in 2006, the Company assumed a federal tax net operating loss carryover. This net operating loss is available to the Company through the year 2026.

The Company follows the guidance of ASC Topic 740, Income Taxes, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2012, the Company had no uncertain tax positions that it believes should be recognized in the financial statements. The tax years still subject to examination by taxing authorities are years subsequent to 2007.